Related Party Transactions - Additional Information (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2020	Dec. 31, 2019
STG [Member]
Related Party Transaction [Line Items]
Related party expenses	$ 0.0	$ 6.0
Symphony Talent LLC [Member] | Debt Forgiveness Agreement [Member]
Related Party Transaction [Line Items]
Interest Income, Related Party		$ 0.4